Quantitative and qualitative disclosure about market risk (Tables)	12 Months Ended
Dec. 31, 2024
Quantitative and qualitative disclosure about market risk
Schedule of movement of the provision for loan losses and interest receivables

	For the years ended December 31,
	2024	2023
Balance as of January 1	$2,023	$2,072
Provisions for doubtful accounts
Personal loans	371	51
Corporate loans	3,144	236
Write offs	—	—
Recoveries of amounts previously charged off	(47)	(336)
Balance as of December 31	5,491	2,023

Schedule of movement of the provision for other receivables and prepayments

	For the years ended December 31,
	2024	2023
Balance as of January 1	$8	$135
Provisions for doubtful accounts	10	8
Write offs	—	—
Recoveries of amounts previously charged off	(8)	(135)
Changes due to foreign exchange	—	—
Balance as of December 31	10	8

Schedule of movement of the provision for trade receivables

	For the years ended December 31,
	2024	2023
Balance as of January 1	$—	$—
Provisions for doubtful accounts	243	—
Write offs	—	—
Recoveries of amounts previously charged off	—	—
Changes due to foreign exchange	—	—
Balance as of December 31	243	—

Schedule of company's net revenue from external customers by geographic areas

	For the year ended December 31,
	2024	2023	2022
Hong Kong	10,047	3,442	3,597
Australia	—	127	278
PRC	26	—	—
Total	$10,073	$3,569	$3,875

	For the year ended December 31,
	2024	2023	2022
Hong Kong	10,047	3,442	3,595
Australia	—	127	278
PRC	26	—	—
Total	$10,073	$3,569	$3,873